Intangible and Other Assets, net - Schedule of Intangible and Other Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net	$ 9,861	$ 12,945
Deferred financing costs	4,786	6,475
Long-term non-income tax receivable	14,560	8,174
Long-term income tax credits	11,344	0
Long-term notes receivable	3,004	4,849
Long-term deposits	11,648	11,166
Other	21,777	13,735
Intangibles and other assets, net	$ 76,980	$ 57,344